Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income	¥ 4,459,076	$ 637,640	¥ 3,123,437	¥ 2,227,093
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	100,014	14,302	77,927	74,742
Share-based compensation	281,559	40,264	496,639	441,827
Reversal for credit losses	(2,341)	(335)	(507)	(767)
Provision for credit solutions	445,351	63,684	296,528	234,599
Loss from disposal of property and equipment	552	79	36	803
Net (gain) loss from disposal and deemed disposal of investments	(4,666)	(667)	2,239	(3,852)
Share of loss in equity method investees	14,814	2,118	2,861	2,067
Unrealized (gains) losses from fair value changes of investments	(116,162)	(16,611)	20,904	(12,938)
Noncash lease expense	39,059	5,585	37,900	12,791
Impairment loss of long-term investments	0	0	352,742	0
Foreign exchange loss (gain) and others	(339)	(48)	(18,925)	2,149
Changes in operating assets and liabilities:
Accounts receivable	(52,987)	(7,577)	3,811	(10,043)
Loans receivable	(1,084,489)	(155,080)	(975,101)	(1,107,222)
Prepayments and other current assets	1,247,954	178,452	(252,755)	163,248
Deferred tax assets	(156,669)	(22,403)	56,199	(107,591)
Accounts payable	2,803	401	6,007	(2,733)
Prepaid for freight listing fees and other service fees	64,649	9,245	22,268	86,837
Income tax payable	85,487	12,224	181,304	102,683
Other tax payable	(420,845)	(60,180)	113,779	63,020
Amounts due to related parties	0	0	0	(6,066)
Accrued expenses and other current liabilities	5,593	800	(605,177)	295,622
Deferred tax liabilities	(18,006)	(2,575)	(13,021)	(13,020)
Operating lease liabilities	(45,394)	(6,491)	(39,035)	(12,724)
Other non-current liabilities	(86)	(12)	(10,536)	22,950
Other non-current assets	(218,047)	(31,180)	90,601	(183,829)
Net cash provided by operating activities	4,626,880	661,635	2,970,125	2,269,646
Cash flows from investing activities:
Purchases of short-term investments	(7,479,646)	(1,069,575)	(2,224,164)	(11,617,682)
Maturity of short-term investments	16,493,197	2,358,496	12,241,690	21,594,724
Purchases of long-term investments	(11,450,870)	(1,637,454)	(12,217,802)	(9,261,359)
Purchases of convertible note issued by related parties (note 4)	(117,079)	(16,742)	(142,060)	0
Payments for investment in equity investees	(56,000)	(8,008)	(3,000)	(63,000)
Acquisition of subsidiaries, net of cash acquired	150,468	21,517	0	0
Acquisition of non-controlling interests	(127,823)	(18,278)	0	0
Loans to a related party	0	0	(35,523)	0
Repayments of loans from a related party	0	0	35,515	0
Purchases of property and equipment, land use rights and intangible assets	(129,714)	(18,549)	(74,967)	(100,344)
Proceeds from disposal of property and equipment and intangible assets	104	15	675	1,400
Net cash provided by (used in) investing activities	(2,717,363)	(388,578)	(2,419,636)	553,739
Cash flows from financing activities:
Proceeds from exercise of share options	2	0	1	1
Payments of cash dividend	(1,425,136)	(203,791)	(1,064,155)	0
Cash settlement of unvested options	(13,390)	(1,915)	0	0
Cash paid for repurchase of ordinary shares	(288,649)	(41,276)	(489,433)	(1,168,301)
Taxes paid for employees through repurchase of ordinary shares	(83,121)	(11,886)	(85,842)	(26,741)
Cash prepaid for repurchase of ordinary shares	(35,166)	(5,029)	0	(179,784)
Proceeds prepaid by investors of certain subsidiaries	59,003	8,437	100,000	90,000
Capital contribution from redeemable non-controlling interests	130,509	18,663	19,684	111,823
Capital contribution from non-controlling interests	0	0	0	6,000
Net cash used in financing activities	(1,655,948)	(236,797)	(1,519,745)	(1,167,002)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(38,022)	(5,438)	23,728	18,954
Net increase (decrease) in cash, cash equivalents and restricted cash	215,547	30,822	(945,528)	1,675,337
Cash and cash equivalents and restricted cash, beginning of the year	5,950,880	850,965	6,896,408	5,221,071
Cash and cash equivalents and restricted cash, end of the year	6,166,427	881,787	5,950,880	6,896,408
The following table provides a reconciliation of cash and cash equivalents, and restricted cash reported within the Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Consolidated Statement of Cash Flows.
Cash and cash equivalents	6,066,137	867,446	5,810,347	6,770,895
Restricted cash, current	70,290	10,051	100,533	115,513
Restricted cash, non-current	30,000	4,290	40,000	10,000
Cash and cash equivalents and restricted cash, end of the year	6,166,427	881,787	5,950,880	6,896,408
Supplemental disclosure of cash flow information:
Income taxes paid	1,018,345	145,621	108,725	124,732
Supplemental disclosure of non-cash investing and financing activities:
Acquisition of intangible assets and property and equipment through prior year prepayment			22,537
Payables for purchase of intangible assets and property and equipment	52,909	7,566	18,729	28,238
Vesting of restricted shares of certain subsidiary (note 20)			6,127	¥ 8,050
Repurchase of ordinary shares through prepayments made in prior year			178,990
Capital contribution from redeemable non-controlling interests through proceeds prepaid in prior year	100,000	14,300	¥ 90,000
Contingent consideration in relation to business combination	43,000	6,149
Payable for acquisition of non-controlling interests	14,203	2,031
TYT Company [Member]
Supplemental disclosure of non-cash investing and financing activities:
Vesting of restricted shares of certain subsidiary (note 20)	¥ 3,064	$ 438